Financial information by segment, Assets and liabilities by business sector (Details) $ in Thousands, € in Millions	Jun. 30, 2023 USD ($)	Feb. 24, 2023 USD ($)	Feb. 24, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	$ 7,322,801			$ 7,483,259
Investments carried under the equity method	255,547			260,031
Other current financial assets	176,042			195,893
Cash and cash equivalents (project companies)	486,844			600,990	$ 668,247	$ 622,689
Total assets	8,897,585			9,100,911
Liabilities allocated [Abstract]
Long-term and short-term project debt	4,438,261			4,553,052
Grants and other liabilities	1,225,146			1,252,513
Long-term and short-term corporate debt	1,051,193	$ 7,600	€ 7	1,017,200
Total liabilities	7,189,824			7,311,864
Equity	1,707,761			1,789,047	$ 1,796,831	$ 1,748,605
Total liabilities and equity	8,897,585			9,100,911
Renewable Energy [Member]
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	5,894,092			6,035,091
Investments carried under the equity method	193,293			203,420
Other current financial assets	8,339			6,706
Cash and cash equivalents (project companies)	293,016			392,577
Total assets	6,388,740			6,637,794
Liabilities allocated [Abstract]
Long-term and short-term project debt	3,361,848			3,442,625
Grants and other liabilities	1,184,601			1,211,878
Total liabilities	4,546,449			4,654,503
Efficient Natural Gas & Heat [Member]
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	478,281			485,431
Investments carried under the equity method	11,928			10,034
Other current financial assets	92,092			116,366
Cash and cash equivalents (project companies)	41,066			73,673
Total assets	623,367			685,504
Liabilities allocated [Abstract]
Long-term and short-term project debt	422,702			440,999
Grants and other liabilities	32,239			32,138
Total liabilities	454,941			473,137
Transmission Lines [Member]
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	783,910			800,067
Investments carried under the equity method	4,394			4,450
Other current financial assets	30,662			30,582
Cash and cash equivalents (project companies)	52,153			48,073
Total assets	871,119			883,172
Liabilities allocated [Abstract]
Long-term and short-term project debt	571,993			582,689
Grants and other liabilities	5,814			6,040
Total liabilities	577,807			588,729
Water [Member]
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	166,518			162,670
Investments carried under the equity method	45,932			42,128
Other current financial assets	44,949			42,240
Cash and cash equivalents (project companies)	26,606			25,498
Total assets	284,005			272,536
Liabilities allocated [Abstract]
Long-term and short-term project debt	81,718			86,739
Grants and other liabilities	2,492			2,457
Total liabilities	84,210			89,196
Allocated [Member]
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	7,322,801			7,483,259
Investments carried under the equity method	255,547			260,031
Other current financial assets	176,042			195,893
Cash and cash equivalents (project companies)	412,841			539,822
Total assets	8,167,231			8,479,005
Liabilities allocated [Abstract]
Long-term and short-term project debt	4,438,261			4,553,052
Grants and other liabilities	1,225,146			1,252,513
Total liabilities	5,663,407			5,805,565
Unallocated [Member]
Assets allocated [Abstract]
Other non-current assets	338,271			325,893
Other current assets (including cash and cash equivalents at holding company level)	392,083			296,013
Total assets	730,354			621,906
Liabilities allocated [Abstract]
Long-term and short-term corporate debt	1,051,193			1,017,200
Other non-current liabilities	292,700			313,328
Other current liabilities	182,524			175,771
Total liabilities	1,526,417			1,506,299
Equity	1,707,761			1,789,047
Total liabilities and equity	$ 3,234,178			$ 3,295,346